UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-4626

THE CASCADES TRUST
(Exact name of Registrant as specified in charter)

120 West 45th Street, Suite 3600
New York, New York 10036
(Address of principal executive offices)  (Zip code)

Joseph P. DiMaggio
120 West 45th Street, Suite 3600
New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:   (212) 697-6666

Date of fiscal year end:   3/31/16

Date of reporting period: 9/30/16

FORM N-CSR

ITEM 1.	REPORTS TO STOCKHOLDERS

Semi-Annual Report September 30, 2016

    Please Save the Dates for Your 2017 Shareholder Meetings

Wednesday, May 10, Mini Outreach, Valley River Inn, Eugene

Thursday, May 11, Oregon Convention Center, Portland

Details will be available on our website as the date approaches:

www.aquilafunds.com

or through your financial professional

Aquila Tax-Free Trust of Oregon “The Role of Trustees” Serving Oregon investors since 1986

November, 2016

Dear Fellow Shareholder:

     As you may be aware, the Investment Company Act of 1940 (the “1940 Act”) is the primary federal law governing the structure and operation of mutual funds. It is enforced and regulated by the U.S. Securities and Exchange Commission (the “SEC”) and defines, among other things, certain responsibilities of Trustees.

     Under applicable state law, Trustees are charged, as their primary responsibility, with safeguarding the interests of shareholders. As such, your Trustees seek to act in your best interests, putting your interests ahead of their own interests and those of anyone else, in overseeing the policies and procedures of Aquila Tax-Free Trust of Oregon (your “Trust”), as well as the services provided by your Trust’s key service providers.

     Your Trustees’ key role is to be alert and sensitive to any conflicts of interest. By law, a substantial number of the Trustees must be “independent,” meaning that they have no affiliation with any sponsoring or support organization of the Trust. This requirement is in place in an effort to enhance Trustee impartiality. In order to ensure that your Board of Trustees continually maintains adequate independence, your Trustees complete a questionnaire on an annual basis which is, in turn, reviewed by your Trust’s legal counsel. It is also worthy to note that, at all times, a significant percentage of the Trustees must have been elected by you, the shareholders.

     The 1940 Act requires your Board of Trustees to review certain of your Trust’s contracts on at least an annual basis, at which time, the majority of your Trustees, including a majority of the independent Trustees, must be present in person. Moreover, in their review of the contracts with your Trust’s adviser and sub-adviser, the Trustees seek to consider certain factors and their conclusions are disclosed to you in your Trust’s next annual or semi-annual report (as is the case with this semi-annual report). Your Trustees’ other key responsibilities include oversight of your Trust’s compliance policies and procedures, valuation and risk management.

     Your Board of Trustees oversees the business of your Trust through regular quarterly and ad hoc board meetings, committee meetings (which focus on specific subject matters) and frequent communications. These meetings allow Trustees to be brought up-to-date on the affairs of your Trust, ask questions, and deliberate and vote on issues important to your Trust and its shareholders.

     Selection and nomination of independent Trustees is by the existing independent Trustees. As detailed in the Nominating Committee Charter which is available on your Trust’s website (www.aquilafunds.com), your Board of Trustees seeks to develop and maintain a board of high quality, independence and integrity to best serve your interests. The Trustees associated with the Aquila Group of Funds are additionally selected on the basis of being accomplished individuals of diverse backgrounds from various parts of the United States, including Oregon. Through this diversity, we strive to provide your Trust with a broad breadth and balance of knowledge and experience. Biographical and other information on your Board of Trustees is available on our website and, by law, is included in your Trust’s annual report and Statement of Additional Information.

NOT A PART OF THE SEMI-ANNUAL REPORT

     Although, not required, Trustees in the Aquila Group of Funds self-impose some additional criteria.

•
In addition to overseeing your Trust, all Trustees are also fellow shareholders. While Trustees, like any investor, must consider, among other things, their own personal investment objectives (including tax benefits afforded the investment by their state of residence) when deciding upon the size of their investment in Aquila Tax-Free Trust of Oregon, we believe it is important that each Trustee has “some skin the game.”

•	Consideration is given to including local residents as Trustees. In this way, the Trust can benefit from their hands-on insight and knowledge of their State.

In short, your Board of Trustees are your “watchdogs,” looking over operations of Aquila Tax-Free Trust of Oregon.

     It has been our experience that those who have undertaken to serve as Trustees diligently devote their energies, talents and experience to furthering the interests of you, our shareholders.

Sincerely,
Diana P. Herrmann, Vice Chair and President

     Any information in this Shareholder Letter regarding market or economic trends or the factors influencing the Trust’s historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that any market forecasts discussed will be realized.

NOT A PART OF THE SEMI-ANNUAL REPORT

Mutual fund investing involves risk and loss of principal is possible.

The market prices of the Trust’s securities may rise or decline in value due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment may go down. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

The value of your investment may go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term securities. Conversely, when interest rates fall, the value of your investment may rise. Interest rates in the U.S. recently have been historically low , so the Trust faces a heightened risk that interest rates may rise. A general rise in interest rates may cause investors to move out of fixed income securities and could also result in increased redemptions from the Trust.

Investments in the Trust are subject to possible loss due to the financial failure of the issuers of underlying securities and their inability to meet their debt obligations.

The value of municipal securities can be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory developments, legislative actions, and by uncertainties and public perceptions concerning these and other factors. The Trust may be affected significantly by adverse economic, political or other events affecting state and other municipal issuers in which it invests, and may be more volatile than a more geographically diverse fund.

If interest rates fall, an issuer may exercise its right to prepay its securities, and the Trust could be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

A portion of income may be subject to local, state, Federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

These risks may result in share price volatility.

Past performance is no guarantee of future results, and there is no guarantee that any market forecasts discussed will be realized.

Any information in this Semi-Annual Report regarding market or economic trends or the factors influencing the Trust’s historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes.

NOT A PART OF THE SEMI-ANNUAL REPORT

AQUILA TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2016 (unaudited)

Principal Amount	General Obligation Bonds (45.3%)	Rating Moody’s, S&P and Fitch	Value

	City & County (6.6%)
	Bend, Oregon
$2,435,000	4.000%, 06/01/24	Aa2/NR/NR	$2,776,631
	Canby, Oregon
1,405,000	4.000%, 12/01/24 AGMC
	Insured	A2/NR/NR	1,569,680
1,060,000	5.000%, 06/01/27	A2/NR/NR	1,215,407
	Clackamas County, Oregon Refunding
1,135,000	4.000%, 06/01/24	Aa2/NR/NR	1,294,241
	Clackamas County, Oregon Tax Allocation
705,000	6.500%, 05/01/20	NR/NR/NR*	706,664
	Eugene, Oregon
2,110,000	5.000%, 06/01/18	Aa1/NR/NR	2,254,704
1,430,000	4.000%, 12/01/18	Aa1/NR/NR	1,524,094
	Gresham, Oregon Full Faith and Credit
	Refunding and Project Obligations
1,545,000	5.000%, 05/01/23	Aa3/NR/NR	1,895,236
	Hillsboro, Oregon
345,000	3.500%, 06/01/17 Series B	Aa3/NR/NR	351,031
	Lebanon, Oregon Refunding
1,050,000	5.000%, 06/01/24	A2/NR/NR	1,263,486
1,165,000	5.000%, 06/01/25	A1/NR/NR	1,447,757
	McMinnville, Oregon Refunding
2,075,000	5.000%, 02/01/27	Aa3/NR/NR	2,578,768
	Portland, Oregon Public Safety
1,345,000	5.000%, 06/15/25 Series A	Aaa/NR/NR	1,741,318
2,130,000	4.125%, 06/01/26 Series A	Aaa/NR/NR	2,285,383
	Portland, Oregon Limited Tax Improvement
500,000	4.000%, 06/01/22 2011 Series A	Aa1/NR/NR	501,255
215,000	4.000%, 06/01/24 2014 Series A	Aa1/NR/NR	216,146
	Redmond, Oregon Refunding
735,000	5.000%, 06/01/23 Series A	A1/NR/NR	871,783
	City of Salem, Oregon
1,585,000	4.000%, 06/01/17	NR/AA/NR	1,618,190
1,750,000	5.000%, 06/01/29	NR/AA/NR	1,928,115
	Springfield, Oregon
1,765,000	4.000%, 06/01/24	Aa3/NR/NR	2,098,426
1,830,000	4.000%, 06/01/25	Aa3/NR/NR	2,200,026

1 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Principal		Rating Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	City & County (continued)
	Springfield, Oregon (continued)
$1,640,000	4.000%, 06/01/26	Aa3/NR/NR	$1,990,812
	Washington County, Oregon
3,800,000	5.000%, 06/01/26	Aa1/NR/NR	4,931,868
5,055,000	4.000%, 06/01/29 Series B	Aaa/NR/NR	5,987,344
	Total City & County		45,248,365

	Community College (5.2%)
	Blue Mountain Community College
	District, Umatilla County
970,000	4.000%, 06/15/27	NR/AA+/NR	1,124,094
	Central Oregon Community College District
1,850,000	4.750%, 06/15/22	NR/AA+/NR	2,097,382
2,195,000	4.750%, 06/15/23	NR/AA+/NR	2,485,947
2,175,000	4.750%, 06/15/26	NR/AA+/NR	2,460,773
	Chemeketa, Oregon Community
	College District
2,000,000	5.000%, 06/15/25	NR/AA+/NR	2,518,440
	Clackamas, Oregon Community
	College District
1,405,000	5.000%, 06/15/27 Series A	Aa1/AA+/NR	1,742,341
	Columbia Gorge, Oregon Community
	College District, Refunding
1,000,000	4.000%, 06/15/24	Aa1/NR/NR	1,141,230
	Lane, Oregon Community College
1,840,000	5.000%, 06/15/24	NR/AA+/NR	2,205,774
1,750,000	4.000%, 06/15/24	Aa1/NR/NR	2,065,385
	Linn Benton, Oregon Community College
1,520,000	5.000%, 06/01/27	NR/AA+/NR	1,910,974
	Mount Hood, Oregon Community
	College District Refunding
1,865,000	5.000%, 06/01/27†††	Aa3/NR/NR	2,368,886
1,000,000	5.000%, 06/01/29†††	Aa3/NR/NR	1,252,160
	Oregon Coast Community College
	District State
1,770,000	5.000%, 06/15/25	Aa1/NR/NR	2,117,557

2 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	Community College (continued)
	Portland, Oregon Community
	College District
$7,915,000	5.000%, 06/15/28	Aa1/AA/NR	$8,727,712
	Rogue, Oregon Community
	College District
1,375,000	4.000%, 06/15/29 Series B	Aa1/NR/NR	1,612,256
	Total Community College		35,830,911

	Higher Education (1.3%)
	Oregon State Higher Education
1,000,000	5.000%, 08/01/25 Series C	Aa1/AA+/AA+	1,263,290
1,795,000	5.000%, 08/01/27 Series C	Aa1/AA+/AA+	2,254,017
	Oregon State, Oregon University System
1,170,000	4.000%, 08/01/25 Series B	Aa1/AA+/AA+	1,331,776
1,090,000	5.000%, 08/01/25 Series N	Aa1/AA+/AA+	1,353,257
	Oregon State, Oregon University
	System Projects
2,365,000	4.000%, 08/01/26 Series H	Aa1/AA+/AA+	2,646,033
	Total Higher Education		8,848,373

	Hospital (0.8%)
	Pacific Communities Health District,
	Oregon
1,220,000	5.000%, 06/01/29	A1/NR/NR	1,522,877
1,060,000	5.000%, 06/01/30	A1/NR/NR	1,315,842
1,000,000	5.000%, 06/01/31	A1/NR/NR	1,236,460
1,200,000	5.000%, 06/01/32	A1/NR/NR	1,475,568
	Total Hospital		5,550,747

	Housing (0.1%)
	State of Oregon Veterans’ Welfare
550,000	4.800%, 12/01/22	Aa1/AA+/AA+	565,306
400,000	4.900%, 12/01/26	Aa1/AA+/AA+	411,556
	Total Housing		976,862

3 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Principal		Rating Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	School District (20.7%)
	Clackamas County, Oregon School
	District #12 (North Clackamas)
$2,450,000	5.000%, 06/15/25	Aa1/AA+/NR	$3,074,946
1,500,000	5.000%, 06/15/26	Aa1/AA+/NR	1,877,670
	Clackamas County, Oregon School
	District #46 (Oregon Trail)
1,000,000	5.000%, 06/15/22	NR/AA+/NR	1,109,170
1,865,000	5.000%, 06/15/28 Series A	NR/AA+/NR	2,062,280
1,800,000	5.000%, 06/15/29 Series A	NR/AA+/NR	1,988,370
2,000,000	5.000%, 06/15/32 Series A	NR/AA+/NR	2,204,240
3,780,000	4.750%, 06/15/32 Series A	NR/AA+/NR	4,130,444
	Clackamas County, Oregon School
	District #62 (Oregon City)
1,000,000	5.000%, 06/01/29 MAC Insured	A1/AA/NR	1,192,370
	Clackamas County, Oregon School
	District #86 (Canby)
1,800,000	5.000%, 06/15/24	Aa1/AA+/NR	2,168,766
1,110,000	5.000%, 06/15/25 Series A	Aa1/AA+/NR	1,339,437
	Clackamas & Washington Counties,
	Oregon School District No. 3JT
	(West Linn-Wilsonville)
3,500,000	5.000%, 06/15/26	Aa1/AA+/NR	4,488,400
5,500,000	5.000%, 06/15/27	Aa1/AA+/NR	7,006,945
1,115,000	5.000%, 06/15/28	Aa1/AA+/NR	1,409,137
	Deschutes County, Oregon School
	District #6 (Sisters)
1,735,000	5.250%, 06/15/19 AGMC Insured	A2/AA+/NR	1,928,557
1,030,000	5.250%, 06/15/21 AGMC Insured	A2/AA+/NR	1,219,839
	Deschutes and Jefferson Counties,
	Oregon School District #02J
	(Redmond)
80,000	5.000%, 06/15/21 NPFG/ FGIC
	Insured	Aa1/NR/NR	80,290
1,025,000	zero coupon, 06/15/23	Aa1/NR/NR	928,650
	Hood River County, Oregon
	School District
1,410,000	4.000%, 06/15/29	NR/AA+/NR	1,657,356

4 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Principal		Rating Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	School District (continued)
	Hood River County, Oregon
	School District (continued)
$1,135,000	4.000%, 06/15/30	NR/AA+/NR	$1,323,240
1,200,000	4.000%, 06/15/31	NR/AA+/NR	1,391,028
	Jefferson County, Oregon School
	District #509J
1,400,000	5.000%, 06/15/25	Aa1/NR/NR	1,715,952
	Klamath County, Oregon School District
1,250,000	5.000%, 06/15/24	NR/AA+/NR	1,537,475
	Lane County, Oregon School District
	#4J (Eugene) Refunding
1,130,000	4.000%, 06/15/23	Aa1/NR/NR	1,267,397
2,850,000	4.000%, 06/15/24	Aa1/NR/NR	3,259,203
2,765,000	3.000%, 06/15/24	Aa1/NR/NR	3,067,436
4,575,000	5.000%, 06/15/26	Aa1/NR/NR	5,681,830
	Lane County, Oregon School District
	#19 (Springfield)
1,000,000	5.000%, 06/15/25	Aa1/AA+/NR	1,267,500
1,735,000	5.000%, 06/15/27	Aa1/AA+/NR	2,181,537
	Lane County, Oregon School District
	#69 (Junction City)
630,000	5.000%, 06/15/25	Aa1/NR/NR	804,964
	Lane & Douglas Counties, Oregon
	School District #45J3
2,665,000	4.000%, 06/15/27 Series B	Aa1/NR/NR	3,168,712
	Lincoln County, Oregon School District
2,370,000	4.000%, 06/15/24 Series A	Aa1/NR/NR	2,645,560
	Marion County, Oregon School District
	#103 (Woodburn)
2,140,000	5.000%, 06/15/27	Aa1/NR/NR	2,708,491
2,260,000	5.000%, 06/15/28	Aa1/NR/NR	2,835,441
	Marion & Clackamas Counties, Oregon
	School District #4J (Silver Falls)
1,260,000	5.000%, 06/15/24	Aa1/NR/NR	1,557,045
	Morrow County, Oregon School
	District #1
1,710,000	5.250%, 06/15/19 AGMC Insured	A2/AA+/NR	1,904,649

5 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Principal		Rating Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	School District (continued)
	Multnomah County, Oregon School
	District #1J (Portland)
$2,970,000	5.000%, 06/15/26 Series B	Aa1/AA+/NR	$3,775,464
	Multnomah County, Oregon School
	District #7 (Reynolds)
5,680,000	5.000%, 06/15/26 Series A	Aa1/NR/NR	7,252,167
1,500,000	5.000%, 06/15/27 Series A	Aa1/NR/NR	1,902,630
1,825,000	5.000%, 06/15/28 Series A	Aa1/NR/NR	2,296,379
	Multnomah County, Oregon School
	District #7 (Reynolds) Refunding
1,165,000	5.000%, 06/01/29	Aa3/NR/NR	1,332,294
	Multnomah County, Oregon School
	District #40 (David Douglas)
1,500,000	5.000%, 06/15/23 Series A	NR/AA+/NR	1,806,390
	Multnomah and Clackamas Counties,
	Oregon School District #10
	(Gresham-Barlow)
4,275,000	5.250%, 06/15/19 AGMC Insured	Aa1/AA+/NR	4,757,947
	Multnomah and Clackamas Counties,
	Oregon School District #28JT
	(Centennial)
2,680,000	5.250%, 12/15/18 AGMC Insured	Aa1/NR/NR	2,924,121
	Polk, Marion & Benton Counties,
	Oregon School District #13J (Central)
1,515,000	4.000%, 02/01/28	NR/AA+/NR	1,734,948
	Union County, Oregon School
	District #1 (La Grande)
1,000,000	5.000%, 06/15/27	Aa1/NR/NR	1,256,450
	Wasco County, Oregon School
	District #12 (The Dalles)
1,400,000	5.500%, 06/15/17 AGMC Insured	A2/AA/NR	1,445,262
1,790,000	5.500%, 06/15/20 AGMC Insured	A2/AA/NR	2,068,703
	Washington County, Oregon School
	District #48J (Beaverton)
2,750,000	4.000%, 06/15/25	Aa1/AA+/NR	3,119,022
2,275,000	4.000%, 06/15/23 Series B	Aa1/AA+/NR	2,607,013
5,290,000	4.000%, 06/15/24 Series B	Aa1/AA+/NR	6,033,986
3,000,000	5.000%, 06/15/25 Series 2014B	Aa1/AA+/NR	3,742,980

6 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Principal		Rating Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	School District (continued)
	Washington County, Oregon School
	District #48J (Beaverton) (continued)
$3,000,000	5.000%, 06/15/28 Series 2014B	Aa1/AA+/NR	$3,674,760
1,845,000	5.000%, 06/15/29 Series 2014B	Aa1/AA+/NR	2,245,217
1,015,000	4.000%, 06/01/29 Series 2016	Aa3/NR/NR	1,184,657
	Washington Clackamas & Yamhill
	Counties, Oregon School District #88J
2,000,000	5.000%, 06/15/25	Aa1/AA+/NR	2,566,680
	Washington Multnomah & Yamhill
	Counties, Oregon School District #1J
	(Hillsboro)
1,535,000	4.000%, 06/15/25	Aa1/NR/NR	1,754,490
	Yamhill County, Oregon School
	District #40 (McMinnville)
2,255,000	4.000%, 06/15/26	Aa1/NR/NR	2,586,440
1,000,000	4.000%, 06/15/29	Aa1/AA+/NR	1,177,360
1,000,000	4.000%, 06/15/30	Aa1/AA+/NR	1,164,890
	Total School Districts		142,594,577

	Special District (3.3%)
	Bend, Oregon Metropolitan Park &
	Recreational District
1,430,000	4.000%, 06/01/27	Aa3/NR/NR	1,614,971
	Metro, Oregon
4,000,000	4.000%, 06/01/26 Series A	Aaa/AAA/NR	4,556,520
	Tualatin Hills, Oregon Park &
	Recreational District
3,480,000	5.000%, 06/01/23	Aa1/NR/NR	4,295,851
4,725,000	5.000%, 06/01/24	Aa1/NR/NR	5,955,673
2,775,000	5.000%, 06/01/26	Aa1/NR/NR	3,542,454
	Tualatin Valley, Oregon Fire & Rescue
	Rural Fire Protection District
1,235,000	4.000%, 06/01/26	Aaa/NR/NR	1,378,038
1,170,000	4.000%, 06/01/27	Aaa/NR/NR	1,299,917
	Total Special District		22,643,424

	State (6.6%)
	State of Oregon
750,000	5.000%, 05/01/25 Series A	Aa1/AA+/AA+	943,335

7 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	State (continued)
	State of Oregon (continued)
$3,000,000	5.000%, 05/01/23 Series L	Aa1/AA+/AA+	$3,529,110
1,125,000	5.000%, 05/01/24 Series L	Aa1/AA+/AA+	1,319,569
1,470,000	4.000%, 11/01/26 Series M	Aa1/AA+/AA+	1,653,427
2,125,000	4.000%, 05/01/25 Series O	Aa1/AA+/AA+	2,380,871
	State of Oregon Alternative
	Energy Project
1,255,000	4.750%, 04/01/29 Series B	Aa1/AA+/AA+	1,376,597
500,000	6.000%, 10/01/29 Series B	Aa1/AA+/AA+	551,515
	State of Oregon Article XI-G Community
	College Projects
1,160,000	5.000%, 08/01/27 Series J	Aa1/AA+/AA+	1,483,280
	State of Oregon Article XI-G Higher
	Education
500,000	5.000%, 08/01/25 Series O	Aa1/AA+/AA+	646,005
1,000,000	5.000%, 08/01/26 Series O	Aa1/AA+/AA+	1,285,330
1,000,000	5.000%, 08/01/27 Series O	Aa1/AA+/AA+	1,278,690
	State of Oregon Article XI-Q State Projects
2,140,000	5.000%, 11/01/28	Aa1/AA+/AA+	2,748,316
1,000,000	5.000%, 11/01/30	Aa1/AA+/AA+	1,268,130
3,000,000	5.000%, 05/01/31	Aa1/AA+/AA+	3,786,450
2,000,000	5.000%, 11/01/31	Aa1/AA+/AA+	2,524,300
1,195,000	5.000%, 05/01/28 Series D	Aa1/AA+/AA+	1,538,335
1,255,000	5.000%, 05/01/29 Series D	Aa1/AA+/AA+	1,601,593
1,000,000	5.000%, 05/01/30 Series D	Aa1/AA+/AA+	1,268,130
2,300,000	5.000%, 05/01/28 Series F	Aa1/AA+/AA+	2,909,316
	State of Oregon Department of
	Administrative Services COP,
	Unrefunded balance
1,815,000	5.000%, 11/01/27 Series C	Aa2/AA/AA	2,024,161
1,195,000	5.000%, 11/01/28 Series C	Aa2/AA/AA	1,331,170
	State of Oregon Department of
	Administrative Services, Oregon
	Opportunity Refunding
6,210,000	5.000%, 12/01/19	Aa1/AA+/AA+	6,998,235

8 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Principal		Rating Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	State (continued)
	State of Oregon Higher Education
$1,000,000	5.000%, 08/01/28 Series A	Aa1/AA+/AA+	$1,272,090
	Total State		45,717,955

	Water & Sewer (0.7%)
	Gearheart, Oregon
1,060,000	4.500%, 03/01/26 AGMC Insured	A2/NR/NR	1,183,066
	Pacific City, Oregon Joint Water -
	Sanitary Authority
1,830,000	4.800%, 07/01/27	NR/NR/NR*	1,838,052
	Rockwood, Oregon Water Peoples
	Utility District Water Revenue
	Refunding
1,270,000	4.250%, 08/15/26	A1/NR/NR	1,417,320
	Total Water & Sewer		4,438,438
	Total General Obligation Bonds		311,849,652

	Revenue Bonds (31.6%)
	City & County (2.6%)
	Local Oregon Capital Assets Program
	COP Cottage Grove
2,375,000	5.000%, 09/15/25 Series 2013A	Baa2/NR/NR	2,610,054
	Newport, Oregon Urban Renewal
	Obligations, Refunding
565,000	4.500%, 06/15/22 Series B	NR/AA-/NR	632,608
	Portland, Oregon Revenue Refunding
	Limited Tax, Oregon Convention Center
2,825,000	5.000%, 06/01/24	Aa1/NR/NR	3,297,057
4,265,000	5.000%, 06/01/27	Aa1/NR/NR	4,960,877
	Portland, Oregon Revenue Refunding
	Limited Tax
1,000,000	4.000%, 04/01/22 Series A	Aa1/NR/NR	1,069,470
	Portland, Oregon River District Urban
	Renewal and Redevelopment
1,600,000	5.000%, 06/15/22 Series B	A1/NR/NR	1,914,176
1,830,000	5.000%, 06/15/23 Series B	A1/NR/NR	2,164,030

9 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Principal		Rating Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	City & County (continued)
	Portland, Oregon Urban Renewal and
	Redevelopment, Refunding,
	North Macadam
$1,000,000	4.000%, 06/15/25 Series B	A1/NR/NR	$1,073,080
	Total City & County		17,721,352

	Electric (0.9%)
	Eugene, Oregon Electric Utility
	Refunding System
2,500,000	5.000%, 08/01/29 Series A	Aa2/AA-/AA-	3,173,400
745,000	5.000%, 08/01/30 Series A	Aa2/AA-/AA-	939,601
	Northern Wasco County, Oregon Peoples
	Utility District (McNary Dam
	Fishway Hydroelectric Project),
	Refunding
1,585,000	5.000%, 12/01/21 Series A	NR/AA-/NR	1,877,369
	Total Electric		5,990,370

	Higher Education (2.6%)
	Forest Grove, Oregon Student Housing
	(Oak Tree Foundation)
5,465,000	5.500%, 03/01/37	NR/NR/NR*	5,517,409
	Oregon State Facilities Authority
	(Lewis & Clark College Project)
1,000,000	5.250%, 10/01/24 Series A	A3/A-/NR	1,182,240
3,000,000	5.000%, 10/01/27 Series A	A3/A-/NR	3,495,030
	Oregon State Facilities Authority
	(Linfield College Project)
1,180,000	5.000%, 10/01/22 Series A	Baa1/NR/NR	1,379,585
1,000,000	5.000%, 10/01/23 Series A	Baa1/NR/NR	1,181,890
1,220,000	5.000%, 10/01/31 Series A 2010	Baa1/NR/NR	1,376,136
	Oregon State Facilities Authority Revenue
	Refunding (Reed College Project)
1,500,000	5.000%, 07/01/29 Series A	Aa2/AA-/NR	1,697,760
	Oregon State Facilities Authority
	(Willamette University)
1,000,000	4.000%, 10/01/24	NR/A/NR	1,089,660

10 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Principal		Rating Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Higher Education (continued)
	Oregon State Facilities Authority
	(Willamette University) (continued)
$670,000	5.000%, 10/01/32 (unrefunded portion)	NR/A/NR	$693,939
	Total Higher Education		17,613,649

	Hospital (6.7%)
	Medford, Oregon Hospital Facilities
	Authority Revenue Refunding,
	Asante Health Systems
9,000,000	5.500%, 08/15/28 AGMC Insured	NR/AA/NR	10,389,420
	Oregon Health Sciences University
11,550,000	zero coupon, 07/01/21 NPFG Insured	Aa3/AA-/AA-	10,108,444
2,000,000	5.000%, 07/01/23 Series A	Aa3/AA-/AA-	2,409,140
1,250,000	5.000%, 07/01/28 Series B	Aa3/AA-/AA-	1,598,125
1,000,000	5.000%, 07/01/33 Series B	Aa3/AA-/AA-	1,244,220
	Oregon State Facilities Authority Revenue
	Refunding, Legacy Health Systems
2,000,000	4.250%, 03/15/17	A1/AA-/NR	2,029,640
3,000,000	4.500%, 03/15/18	A1/AA-/NR	3,152,400
1,000,000	4.750%, 03/15/24	A1/AA-/NR	1,113,330
1,000,000	5.000%, 03/15/30	A1/AA-/NR	1,109,580
	Oregon State Facilities Authority Revenue
	Refunding, Samaritan Health Services
1,500,000	4.375%, 10/01/20	NR/BBB+/NR	1,659,000
2,000,000	4.500%, 10/01/21	NR/BBB+/NR	2,194,000
1,520,000	5.000%, 10/01/23	NR/BBB+/NR	1,684,130
1,795,000	4.875%, 10/01/25	NR/BBB+/NR	1,964,466
2,000,000	5.000%, 10/01/30	NR/BBB+/NR	2,170,480
	Salem, Oregon Hospital Facility
	Authority (Salem Hospital)
2,000,000	5.750%, 08/15/23	NR/A+/A+	2,182,500
1,075,000	5.000%, 08/15/27 Series A	NR/A+/A+	1,078,687
	Total Hospital		46,087,562

11 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Principal		Rating Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Housing (0.6%)
	Clackamas County, Oregon Housing
	Authority Multifamily Housing Revenue
	(Easton Ridge Apartments Project)
$1,310,000	4.000%, 09/01/27 Series A	Aa3/NR/NR	$1,414,342
	Portland, Oregon Urban Renewal and
	Redevelopment, Interstate Corridor
1,390,000	5.000%, 06/15/27 Series B	A1/NR/NR	1,618,627
	State of Oregon Housing and
	Community Services
1,150,000	1.800%, 01/01/23	Aa2/NR/NR	1,158,476
125,000	5.350%, 07/01/30	Aa2/NR/NR	127,445
	Total Housing		4,318,890

	Lottery (4.7%)
	Oregon State Department of
	Administration Services
	(Lottery Revenue)
1,015,000	5.250%, 04/01/26 Series A	Aa2/AAA/NR	1,197,527
2,000,000	5.000%, 04/01/26 Series A	Aa2/AAA/NR	2,543,200
1,715,000	5.000%, 04/01/24 Series B	Aa2/AAA/NR	2,061,190
1,500,000	5.000%, 04/01/25 Series B	Aa2/AAA/NR	1,799,265
1,000,000	5.000%, 04/01/25 Series B	Aa2/AAA/NR	1,252,680
2,000,000	5.000%, 04/01/24 Series C	Aa2/AAA/NR	2,516,680
3,000,000	5.000%, 04/01/26 Series C	Aa2/AAA/NR	3,814,800
8,500,000	5.000%, 04/01/26 Series D	Aa2/AAA/NR	10,808,600
4,000,000	5.000%, 04/01/28 Series D	Aa2/AAA/NR	5,028,520
1,000,000	5.000%, 04/01/29 Series D	Aa2/AAA/NR	1,248,190
	Total Lottery		32,270,652

	Transportation (6.2%)
	Oregon State Department Transportation
	Highway Usertax, Senior Lien
3,605,000	5.000%, 11/15/24 Series A	Aa1/AAA/AA+	4,436,097
2,425,000	5.000%, 11/15/25 Series A	Aa1/AAA/AA+	2,976,008
1,040,000	5.000%, 11/15/26 Series A	Aa1/AAA/AA+	1,324,284
1,000,000	5.000%, 11/15/26 Series A	Aa1/AAA/AA+	1,247,450
8,000,000	5.000%, 11/15/28 Series A	Aa1/AAA/AA+	10,061,200

12 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Principal		Rating Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Transportation (continued)
	Port Portland, Oregon Airport Revenue
	Refunding, Portland International
	Airport Series 23
$2,525,000	5.000%, 07/01/26	NR/AA-/NR	$3,201,296
1,000,000	5.000%, 07/01/28	NR/AA-/NR	1,253,070
2,390,000	5.000%, 07/01/29	NR/AA-/NR	2,981,716
	Tri-County Metropolitan Transportation
	District, Oregon Capital Grant Receipt
1,685,000	5.000%, 10/01/24 Series A	A3/A/NR	1,966,580
3,480,000	5.000%, 10/01/26 Series A	A3/A/NR	4,057,889
3,000,000	5.000%, 10/01/27 Series A	A3/A/NR	3,488,790
	Tri-County Metropolitan Transportation
	District, Oregon Senior Lien
	Payroll Tax
1,000,000	5.000%, 09/01/25 Series A	Aaa/AAA/NR	1,296,540
1,650,000	5.000%, 09/01/29 Series A	Aaa/AAA/NR	2,114,986
2,010,000	5.000%, 09/01/29 Series B	Aaa/AAA/NR	2,523,877
	Total Transportation		42,929,783

	Water & Sewer (7.3%)
	Ashland, Oregon Refunding
1,025,000	4.000%, 05/01/17 AGMC Insured	NR/AA+/NR	1,043,860
	Clean Water Services, Oregon
	Refunding (Senior Lien)
760,000	5.000%, 10/01/27†††	Aa1/AAA/NR	1,002,828
	Eugene, Oregon Water Utility System
115,000	5.000%, 08/01/28	Aa2/AA/AA+	147,396
450,000	5.000%, 08/01/29	Aa2/AA/AA+	571,212
	Grants Pass, Oregon
1,000,000	4.000%, 12/01/23	NR/AA-/NR	1,146,460
	Madras, Oregon
725,000	4.500%, 02/15/27	Baa1/NR/NR	789,279
	Portland, Oregon Water System (First Lien)
3,230,000	5.000%, 05/01/27 Series A	Aaa/NR/NR	4,028,456
3,500,000	5.000%, 06/01/28 Series A	Aa2/AA/NR	4,368,455

13 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Principal		Rating Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Water & Sewer (continued)
	Portland, Oregon Sewer System
	(Second Lien)
$3,005,000	5.000%, 03/01/28 Series A	Aa3/AA-/NR	$3,397,814
2,000,000	5.000%, 10/01/25 Series B	Aa3/AA-/NR	2,514,880
2,000,000	5.000%, 06/01/26 Series B	Aa3/AA-/NR	2,534,620
2,000,000	5.000%, 06/01/27 Series B	Aa3/AA-/NR	2,496,260
	Portland, Oregon Water System Revenue
	Refunding (Sr. Lien)
1,275,000	4.000%, 05/01/25 Series A	Aaa/NR/NR	1,401,340
	Portland, Oregon Water System Revenue
	Refunding (Jr. Lien)
2,000,000	5.000%, 10/01/23	Aa1/NR/NR	2,467,460
	Prineville, Oregon Refunding
1,255,000	4.400%, 06/01/29 AGMC Insured	NR/AA/NR	1,404,834
	Seaside, Oregon Wastewater System
1,000,000	4.250%, 07/01/26	A3/NR/NR	1,103,600
	Tigard, Oregon Water System Revenue
	Refunding
2,025,000	4.000%, 08/01/21	A1/AA-/NR	2,273,670
2,565,000	5.000%, 08/01/24	A1/AA-/NR	3,113,115
	Washington County, Oregon Clean
	Water Services Sewer (Senior Lien)
1,010,000	4.000%, 10/01/22 Series B	Aa1/AAA/NR	1,143,401
1,500,000	4.000%, 10/01/23 Series B	Aa1/AAA/NR	1,690,380
2,850,000	4.000%, 10/01/26 Series B	Aa1/AAA/NR	3,173,817
2,745,000	4.000%, 10/01/28 Series B	Aa1/AAA/NR	3,042,970
	Washington County, Oregon Clean
	Water Services Sewer
4,000,000	5.000%, 10/01/28	Aa1/AAA/NR	4,482,560
	Woodburn, Oregon Wastewater Revenue
	Refunding
1,090,000	5.000%, 03/01/21 Series A	A2/NR/NR	1,255,560
	Total Water and Sewer		50,594,227
	Total Revenue Bonds		217,526,485

14 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Principal		Rating Moody’s, S&P
Amount	Pre-Refunded Bonds (21.3%)†††	and Fitch	Value
	Pre-Refunded General
	Obligation Bonds (12.0%)
	Community College (0.6%)
	Chemeketa, Oregon Community
	College District
$1,010,000	5.500%, 06/15/24	NR/AA+/NR	$1,088,477
1,235,000	5.000%, 06/15/25	NR/AA+/NR	1,320,586
1,540,000	5.000%, 06/15/26	NR/AA+/NR	1,646,722
	Total Community College		4,055,785

	Higher Education (0.4%)
	State of Oregon Board of Higher Education
1,000,000	5.000%, 08/01/34	Aa1/AA+/NR	1,074,300
1,000,000	5.000%, 08/01/38	Aa1/AA+/NR	1,074,300
500,000	5.750%, 08/01/29 Series A	Aa1/AA+/NR	543,915
	Total Higher Education		2,692,515

	School District (7.9%)
	Clackamas County, Oregon School
	District #12 (North Clackamas)
9,250,000	5.000%, 06/15/29 AGMC Insured	Aa1/AA+/NR	9,517,048
8,000,000	5.000%, 06/15/27 AGMC
	Insured Series B	Aa1/AA+/NR	8,230,960
	Clackamas County, Oregon School
	District #46 (Oregon Trail)
2,000,000	4.500%, 06/15/30 AGMC Insured	Aa1/AA+/NR	2,050,840
	Clackamas & Washington Counties,
	Oregon School District No. 3JT
	(West Linn-Wilsonville)
1,110,000	5.000%, 06/15/26	Aa1/AA+/NR	1,229,924
2,850,000	5.000%, 06/15/27	Aa1/AA+/NR	3,157,914
2,000,000	4.500%, 06/15/29	Aa1/AA+/NR	2,189,540
1,965,000	5.000%, 06/15/30	Aa1/AA+/NR	2,177,299
3,000,000	5.000%, 06/15/33	Aa1/AA+/NR	3,324,120
500,000	5.000%, 06/15/34	Aa1/AA+/NR	554,020
	Columbia & Washington Counties,
	Oregon School District #47J
	(Vernonia)
3,430,000	5.00%, 06/15/27	NR/AA+/NR	3,927,693

15 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Principal		Rating Moody’s, S&P
Amount	Pre-Refunded Bonds (continued)	and Fitch	Value

	School District (continued)
	Deschutes and Jefferson Counties,
	Oregon School District #02J
	(Redmond)
$5,000,000	6.000%, 06/15/31	Aa1/NR/NR	$5,430,450
	Jackson County, Oregon School
	District #549C (Medford)
1,000,000	4.625%, 06/15/27	Aa1/AA+/NR	1,063,010
1,000,000	5.000%, 06/15/33	Aa1/AA+/NR	1,069,300
2,000,000	4.750%, 12/15/29 AGMC Insured	Aa1/AA+/NR	2,092,720
	Lane County, Oregon School
	District #19 (Springfield)
3,425,000	zero coupon, 06/15/29 AGMC Insured	Aa1/NR/NR	1,951,154
	Polk, Marion & Benton Counties,
	Oregon School District #13J (Central)
1,520,000	5.000%, 06/15/21 AGMC Insured	A2/AA+/NR	1,563,882
	Washington County, Oregon School
	District #48J (Beaverton)
1,280,000	5.000%, 06/01/31 AGC Insured	Aa3/AA/NR	1,416,320
1,000,000	5.125%, 06/01/36 AGC Insured	Aa3/AA/NR	1,109,770
	Yamhill County, Oregon School
	District #40 (McMinnville)
1,205,000	5.000%, 06/15/19 AGMC Insured	Aa1/NR/NR	1,239,788
1,375,000	5.000%, 06/15/22 AGMC Insured	Aa1/NR/NR	1,414,696
	Total School District		54,710,448

	Special District (0.3%)
	Metro, Oregon
1,100,000	5.000%, 06/01/18	Aaa/AAA/NR	1,130,360
	Tualatin Hills, Oregon Park &
	Recreational District
1,000,000	4.250%, 06/01/24	Aa1/AA/NR	1,086,870
	Total Special District		2,217,230

16 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Principal		Rating Moody’s, S&P
Amount	Pre-Refunded Bonds (continued)	and Fitch	Value

	State (2.8%)
	State of Oregon Department of
	Administrative Services
$2,660,000	5.000%, 11/01/23 NPFG/ FGIC Insured	Aa2/AA/NR	$2,668,193
2,945,000	5.000%, 11/01/24 NPFG/ FGIC Insured	Aa2/AA/NR	2,954,071
1,475,000	5.000%, 11/01/26 NPFG/ FGIC Insured	Aa2/AA/NR	1,479,543
3,880,000	5.000%, 11/01/27 NPFG/ FGIC Insured	Aa2/AA/NR	3,891,950
5,000,000	5.125%, 05/01/33	Aa2/AA/AA	5,526,450
	State of Oregon Department of
	Administrative Services COP
1,455,000	5.000%, 11/01/27 Series C	NR/NR/NR*	1,630,648
960,000	5.000%, 11/01/28 Series C	NR/NR/NR*	1,075,891
	Total State		19,226,746
	Total Pre-Refunded General
	Obligation Bonds		82,902,724

	Pre-Refunded Revenue Bonds (9.3%)
	Electric (1.2%)
	Eugene, Oregon Electric Utility
5,635,000	5.000%, 08/01/30	Aa2/AA-/AA-	6,053,681
	Eugene, Oregon Electric Utility
	Refunding System
2,000,000	5.000%, 08/01/27 Series A	Aa2/AA-/AA-	2,366,360
	Total Electric		8,420,041

	Higher Education (1.6%)
	Oregon State Facilities Authority
	(University of Portland)
3,000,000	5.000%, 04/01/32	NR/A-/NR	3,182,880
	Oregon State Facilities Authority
	(Willamette University)
1,830,000	5.000%, 10/01/32	NR/NR/NR*	1,904,078
	Portland, Oregon Economic
	Development (Broadway Project)
5,000,000	6.500%, 04/01/35	A1/A/NR	5,550,700
	Total Higher Education		10,637,658

17 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Principal		Rating Moody’s, S&P
Amount	Pre-Refunded Bonds (continued)	and Fitch	Value

	Hospital (1.8%)
	Deschutes County, Oregon Hospital
	Facilities Authority (Cascade Health)
$3,500,000	8.000%, 01/01/28	A2/NR/NR	$4,044,390
3,250,000	5.375%, 01/01/35 AMBAC Insured	A2/NR/NR	3,429,985
	Oregon Health Sciences University
4,500,000	5.750%, 07/01/39 Series A	Aa3/AA-/AA-	5,083,830
	Total Hospital		12,558,205

	Lottery (1.9%)
	Oregon State Department of Administration
	Services (Lottery Revenue)
3,000,000	5.000%, 04/01/27 AGMC Insured	Aa2/AAA/A+	3,061,950
6,285,000	5.250%, 04/01/26	NR/NR/NR*	7,409,198
2,500,000	5.000%, 04/01/29	Aa2/AAA/NR	2,747,150
	Total Lottery		13,218,298

	Transportation (1.6%)
	Jackson County, Oregon Airport Revenue
750,000	5.250%, 12/01/32 Syncora Guarantee,
	Inc. Insured	Baa1/NR/NR	787,500
	Oregon State Department Transportation
	Highway Usertax (Senior Lien)
1,865,000	5.000%, 11/15/23 Series A	Aa1/AAA/NR	2,063,417
2,000,000	4.625%, 11/15/25 Series A	Aa1/AAA/NR	2,193,460
3,540,000	4.625%, 11/15/26 Series A	Aa1/AAA/NR	3,554,479
2,155,000	5.000%, 11/15/28 Series A	Aa1/AAA/NR	2,164,719
	Total Transportation		10,763,575

	Water & Sewer (1.2%)
	Lane County, Oregon Metropolitan
	Wastewater
2,500,000	5.250%, 11/01/28	Aa2/AA/NR	2,722,750
	Portland Oregon Sewer System
	Refunding (Second Lien)
5,000,000	5.000%, 06/15/33 Series B	Aa3/AA-/NR	5,346,500
	Total Water and Sewer		8,069,250

18 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

		Value
Total Pre-Refunded Revenue Bonds		$63,667,027
Total Pre-Refunded Bonds		146,569,751
Total Investments
(cost $636,727,707-note 4)	98.2%	675,945,888
Other assets less liabilities	1.8	12,504,750
Net Assets	100.0%	$688,450,638

		Percent of
Portfolio Distribution By Quality Rating		Investments†
Aaa of Moody’s or AAA of S&P		14.1%
Pre-refunded bonds††		21.7
Aa of Moody’s or AA of S&P or Fitch		54.1
A of Moody’s or S&P or Fitch		6.4
Baa of Moody’s or BBB of S&P		2.5
Not Rated*		1.2
		100.0%

PORTFOLIO ABBREVIATION

AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
COP - Certificates of Participation
FGIC - Financial Guaranty Insurance Co.
MAC - Municipal Assurance Corp.
NPFG - National Public Finance Guarantee
NR - Not Rated

*
Any security not rated (“NR”) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO”) has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by a NRSRO.

†	Where applicable, calculated using the highest rating of the three NRSRO.

††	Pre-refunded bonds are bonds secured by an escrow account, comprised of U.S. Government Obligations (unless otherwise noted), to retire the bonds at their earliest call date.

†††	Security purchased on a delayed delivery or when-issued basis.

See accompanying notes to financial statements.

19 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
STATEMENT OF ASSETS AND LIABILITIES
MONTH SEPTEMBER 30, 2016 (unaudited) (unaudited)

ASSETS
Investments at value (cost $636,727,707)	$675,945,888
Cash	8,735,531
Interest receivable	8,998,084
Receivable for Trust shares sold	1,273,942
Other assets	37,253
Total assets	694,990,698
LIABILITIES
Payable for investment securities purchased	4,618,535
Payable for Trust shares redeemed	1,310,894
Management fees payable	235,795
Dividends payable	288,174
Distribution and service fees payable	7,167
Accrued expenses payable	79,495
Total liabilities	6,540,060

ASSETS	$688,450,638
Net Assets consist of:
Capital Stock - Authorized an unlimited number of shares, par
value $0.01 per share	$607,341
Additional paid-in capital	649,558,788
Net unrealized appreciation on investments (note 4)	39,218,181
Undistributed net investment income	751,636
Accumulated net realized loss on investments	(1,685,308)
	$688,450,638
CLASS A
Net Assets	$431,793,927
Capital shares outstanding	38,079,837
Net asset value and redemption price per share	$11.34
Maximum offering price per share (100/96 of $11.34)	$11.81
CLASS C
Net Assets	$40,597,372
Capital shares outstanding	3,583,801
Net asset value and offering price per share	$11.33
Redemption price per share (* a charge of 1% is imposed on the redemption proceeds, or on the original price, whichever is
lower, if redeemed during the first 12 months after purchase)	$11.33	*
CLASS Y
Net Assets	$216,059,339
Capital shares outstanding	19,070,492
Net asset value, offering and redemption price per share	$11.33

See accompanying notes to financial statements.

20 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
STATEMENT OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2016 (unaudited)

Investment Income:

Interest income		$10,884,492

Expenses:

Management fees (note 3)	$1,353,788
Distribution and service fees (note 3)	518,786
Trustees’ fees and expenses (note 6)	188,998
Transfer and shareholder servicing agent fees	154,004
Legal fees	144,151
Shareholders’ reports and proxy statements	79,059
Registration fees and dues	23,852
Insurance	13,805
Auditing and tax fees	12,734
Custodian fees	10,398
Chief compliance officer services (note 3)	4,492
Miscellaneous	26,278
Total expenses	2,530,345

Management fees waived (note 3)	(27,141)
Net expenses		2,503,204
Net investment income		8,381,288

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from securities
transactions	(36,234)
Change in unrealized appreciation on
investments	(64,660)

Net realized and unrealized gain (loss) on
investments		(100,894)
Net change in net assets resulting from
operations		$8,280,394

See accompanying notes to financial statements.

21 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2016	Year Ended
	(unaudited)	March 31, 2016
OPERATIONS:
Net investment income	$8,381,288	$15,900,695
Net realized gain (loss) from
securities transactions	(36,234)	(147,244)
Change in unrealized appreciation
on investments	(64,660)	1,766,157
Change in net assets resulting
from operations	8,280,394	17,519,608

DISTRIBUTIONS TO SHAREHOLDERS (note 9):
Class A Shares:
Net investment income	(5,165,549)	(10,880,969)

Class C Shares:
Net investment income	(294,572)	(622,407)

Class Y Shares:
Net investment income	(2,566,011)	(4,285,509)
Change in net assets from
distributions	(8,026,132)	(15,788,885)

CAPITAL SHARE TRANSACTIONS (note 7):
Proceeds from shares sold	81,839,080	138,561,096
Reinvested dividends and
distributions	6,521,569	12,902,274
Cost of shares redeemed	(35,462,669)	(72,991,968)
Change in net assets from
capital share transactions	52,897,980	78,471,402

Change in net assets	53,152,242	80,202,125
NET ASSETS:
Beginning of period	635,298,396	555,096,271
End of period*	$688,450,638	$635,298,396
* Includes undistributed net investment income of:	$751,636	$396,480

See accompanying notes to financial statements.

22 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2016 (unaudited)

1. Organization

     Aquila Tax-Free Trust of Oregon (the “Trust”) (from inception until the close of business on October 11, 2013, the Trust operated under the name Tax-Free Trust of Oregon) is the sole portfolio of The Cascades Trust. The Cascades Trust (the “Business Trust”) is an open-end investment company, which was organized on October 17, 1985, as a Massachusetts business trust and is authorized to issue an unlimited number of shares. Class A Shares are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. Class I Shares are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares carry a distribution and a service fee. As of the report date, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)
Portfolio valuation: Municipal securities are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

b)
Fair value measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

23 | Aquila Tax-Free Trust of Oregon

     AQUILA TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of September 30, 2016:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$–
Level 2 – Other Significant Observable
Inputs – Municipal Bonds*	675,945,888
Level 3 – Significant Unobservable Inputs	–
Total	$675,945,888

*See schedule of investments for a detailed listing of securities.

c)
Subsequent events: In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)
Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

e)
Federal income taxes: It is the policy of the Trust to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax positions for each of the open tax years (2013–2015) or expected to be taken in the Fund’s 2016 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

f)
Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

24 | Aquila Tax-Free Trust of Oregon

     AQUILA TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

g)
Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)
Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended March 31, 2016, there were no items identified that have been reclassified among components of net assets.

i)
The Trust is an investment company and accordingly follows the investment company accounting and reporting of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies”.

3. Fees and Related Party Transactions

a) Management Arrangements:

     Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Trust’s founder and sponsor, serves as the Manager for the Trust under an Advisory and Administration Agreement with the Trust. The portfolio management of the Trust has been delegated to a Sub-Adviser as described below. Under the Advisory and Administrative Agreement, the Manager provides all administrative services to the Trust, other than those relating to the day-to-day portfolio management. The Manager’s services include providing the office of the Trust and all related services as well as overseeing the activities of the Sub-Adviser and managing relationships with all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Trust’s accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40% of net assets of the Trust. Beginning on January 1, 2011, the Manager determined to contractually waive its fees to the extent necessary in order to pass savings through to the shareholders recognized under the Sub-Advisory Agreement (as described below) such that its fees are as follows: the annual rate shall be equivalent to 0.40% of net assets of the Trust up to $400 million; 0.38% of the Trust’s net assets above that amount to $1 billion and 0.36% of the Trust’s net assets above $1 billion. For the six months ended September 30, 2016, the Trust incurred management fees of $1,353,788, of which $27,141 was waived.

     Kirkpatrick Pettis Capital Management (the “Sub-Adviser”) serves as the Investment Sub-Adviser for the Trust under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Trust, the investment program of the Trust and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Trust’s portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.18% of net assets of the Trust up to $400 million; 0.16% of net assets above $400 million up to $1 billion; and 0.14% of net assets above $1 billlion.

25 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

     Under a Compliance Agreement with the Manager, the Manager is compensated by the Trust for Chief Compliance Officer related services provided to enable the Trust to comply with Rule 38a-1 of the Investment Company Act of 1940.

     Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Trust’s Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

     The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors LLC (the “Distributor”), including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust’s shares or servicing of shareholder accounts. The Trust makes payment of this distribution fee at the annual rate of 0.15% of the Trust’s average net assets represented by Class A Shares. For the six months ended September 30, 2016, distribution fees on Class A Shares amounted to $325,685 of which the Distributor retained $14,476.

     Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust’s average net assets represented by Class C Shares and for the six months ended September 30, 2016, amounted to $144,826. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust’s average net assets represented by Class C Shares and for the six months ended September 30, 2016, amounted to $48,275. The total of these payments made with respect to Class C Shares amounted to $193,101 of which the Distributor retained $41,303.

     Specific details about the Plans are more fully defined in the Trust’s Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“intermediaries”), the Trust’s shares are sold primarily through the facilities of these intermediaries having offices within Oregon, with the bulk of any sales commissions inuring to such intermediaries. For six months ended September 30, 2016, total commissions on sales of Class A Shares amounted to $675,006 of which the Distributor received $114,673.

26 | Aquila Tax-Free Trust of Oregon

     AQUILA TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

4. Purchases and Sales of Securities

     During the six months ended September 30, 2016, purchases of securities and proceeds from the sales of securities aggregated $86,188,349 and $26,820,887, respectively.

     At September 30, 2016, the aggregate tax cost for all securities was $636,716,801. At September 30, 2016, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $39,609,561 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $380,474 for a net unrealized appreciation of $39,229,087.

5. Portfolio Orientation

     Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Oregon, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Oregon and whatever effects these may have upon Oregon issuers’ ability to meet their obligations. For example, Measure 5, a 1990 amendment to the Oregon Constitution, as well as Measures 47 and 50, limit the taxing and spending authority of certain Oregon governmental entities. These amendments could have an adverse effect on the general financial condition of certain municipal entities that would impair the ability of certain Oregon issuers to pay interest and principal on their obligations.

6. Trustees’ Fees and Expenses

     At September 30, 2016 there were 9 Trustees, one of whom is affiliated with the Manager and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the six months ended September 30, 2016 was $146,881. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations, and meals incurred in connection with attendance at Board Meetings and at the Annual Meeting of Shareholders. For the six months ended September 30, 2016, such meeting-related expenses amounted to $42,117.

27 | Aquila Tax-Free Trust of Oregon

     AQUILA TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

7. Capital Share Transactions

     Transactions in Capital Shares of the Fund were as follows:

	Six Months Ended		Year Ended
	September 30, 2016 (unaudited)		March 31, 2016
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold	2,559,464	$29,143,823	4,643,760	$52,197,170
Reinvested dividends and
distributions	370,311	4,209,836	801,541	9,009,868
Cost of shares redeemed	(1,821,809)	(20,743,475)	(3,632,067)	(40,806,416)
Net change	1,107,966	12,610,184	1,813,234	20,400,622
Class C Shares:
Proceeds from shares sold	670,913	7,633,056	1,076,387	12,080,121
Reinvested dividends and
distributions	23,099	262,334	50,289	564,728
Cost of shares redeemed	(282,599)	(3,214,632)	(763,237)	(8,571,011)
Net change	411,413	4,680,758	363,439	4,073,838
Class Y Shares:
Proceeds from shares sold	3,961,365	45,062,201	6,608,503	74,283,805
Reinvested dividends and
distributions	180,137	2,049,399	296,004	3,327,678
Cost of shares redeemed	(1,011,433)	(11,504,562)	(2,097,410)	(23,614,541)
Net change	3,130,069	35,607,038	4,807,097	53,996,942
Total transactions in Fund
shares	4,649,448	$52,897,980	6,983,770	$78,471,402

8. Securities Traded on a When-Issued Basis

     The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. Beginning on the date the Trust enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

9. Income Tax Information and Distributions

     The Trust declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder’s option.

28 | Aquila Tax-Free Trust of Oregon

     AQUILA TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

     The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Oregon income taxes. Due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust’s net investment income, and/ or net realized securities gains. Further, a portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. As a result of the passage of the Regulated Investment Company Act of 2010 (the “Act”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term, have no expiration date and are utilized before capital losses incurred prior to the enactment of the Act. At March 31, 2016, the Trust had capital loss carry forwards of $1,606,817 of which $1,280,554 is short-term and $326,263 is long-term with no expiration date.

     As of March 31, 2016, the Trust had October capital loss deferrals of $42,257 which will be recognized in the following year.

     The tax character of distributions was as follows:

	Year	Year
	Ended	Ended
	March 31, 2016	March 31, 2015
Net tax-exempt income	$15,788,885	$15,444,808
Ordinary income	–	–
Capital gain	–	–
	$15,788,885	$15,444,808

     As of March 31, 2016, the components of distributable earnings on a tax basis were as follows:

Unrealized appreciation	$39,523,879
Undistributed tax-exempt income	263,313
Accumulated net loss on investments	(1,606,817)
Other temporary differences	(150,128)
$38,030,247

     The difference between book basis and tax basis undistributed income is due to the timing difference, and other temporary differences, in recognizing dividends paid and the tax treatment of discount amortization.

29 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six Months							Year Ended
	Ended		Year	Year	Year	Six Months		September 30,
	9/30/16 (unaudited)		Ended 3/31/16	Ended 3/31/15	Ended 3/31/14	Ended 3/31/13†		2012	2011
Net asset value, beginning of period	$11.33		$11.31	$11.01	$11.37	$11.53		$11.12	$11.18
Income (loss) from investment operations:
Net investment income(1)	0.14		0.31	0.33	0.35	0.18		0.37	0.38
Net gain (loss) on securities (both
realized and unrealized)	0.01		0.01	0.30	(0.36)	(0.11)		0.41	(0.06)
Total from investment operations	0.15		0.32	0.63	(0.01)	0.07		0.78	0.32
Less distributions (note 9):
Dividends from net investment income	(0.14)		(0.30)	(0.33)	(0.35)	(0.18)		(0.37)	(0.38)
Distributions from capital gains	–		–	–	– (4)	(0.05)		–	–
Total distributions	(0.14)		(0.30)	(0.33)	(0.35)	(0.23)		(0.37)	(0.38)
Net asset value, end of period	$11.34		$11.33	$11.31	$11.01	$11.37		$11.53	$11.12
Total return (not reflecting sales charge)	1.29	%(2)	2.91%	5.80%	(0.04)%	0.54	%(2)	7.14%	3.05%
Ratios/supplemental data
Net assets, end of period (in millions)	$432		$419	$398	$385	$425		$419	$380
Ratio of expenses to average net assets	0.74	%(3)	0.74%	0.74%	0.73%	0.71	%(3)	0.74%	0.76%
Ratio of net investment income to
average net assets	2.51	%(3)	2.72%	2.96%	3.16%	3.08	%(3)	3.29%	3.55%
Portfolio turnover rate	4	%(2)	7%	5%	5%	3	%(2)	8%	15%

Expense and net investment income ratios without the effect of the contractual waiver of management fees were (note 3):

Ratio of expenses to average net assets	0.75	%(3)	0.74%	0.74%	0.74%	0.72	%(3)	0.75%	0.76%
Ratio of net investment income to
average net assets	2.50	%(3)	2.72%	2.96%	3.16%	3.07	%(3)	3.28%	3.55%
__________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)	Amount represents less than $0.01.
†	Effective December 1, 2012, the Trust changed its fiscal year end from September 30 to March 31. The information presented is for the period October 1, 2012 to March 31, 2013.

Note:	On January 1, 2011, Kirkpatrick Pettis Capital Management became the Trust’s Investment Sub-Adviser, replacing FAF Advisors, Inc.

See accompanying notes to financial statements.

30 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C
	Six Months							Year Ended
	Ended		Year	Year	Year	Six Months		September 30,
	9/30/16 (unaudited)		Ended 3/31/16	Ended 3/31/15	Ended 3/31/14	Ended 3/31/13†		2012	2011
Net asset value, beginning of period	$11.32		$11.30	$11.00	$11.36	$11.52		$11.11	$11.17
Income (loss) from investment operations:
Net investment income(1)	0.09		0.21	0.24	0.25	0.13		0.27	0.29
Net gain (loss) on securities (both
realized and unrealized)	0.01		0.02	0.30	(0.36)	(0.11)		0.42	(0.06)
Total from investment operations	0.10		0.23	0.54	(0.11)	0.02		0.69	0.23
Less distributions (note 9):
Dividends from net investment income	(0.09)		(0.21)	(0.24)	(0.25)	(0.13)		(0.28)	(0.29)
Distributions from capital gains	–		–	–	– (4)	(0.05)		–	–
Total distributions	(0.09)		(0.21)	(0.24)	(0.25)	(0.18)		(0.28)	(0.29)
Net asset value, end of period	$11.33		$11.32	$11.30	$11.00	$11.36		$11.52	$11.11
Total return (not reflecting CDSC)	0.86	%(2)	2.05%	4.91%	(0.89)%	0.11	%(2)	6.24%	2.18%
Ratios/supplemental data
Net assets, end of period (in millions)	$41		$36	$32	$29	$39		$38	$27
Ratio of expenses to average net assets	1.60	%(3)	1.59%	1.58%	1.58%	1.56	%(3)	1.59%	1.61%
Ratio of net investment income to
average net assets	1.67	%(3)	1.86%	2.11%	2.31%	2.23	%(3)	2.42%	2.70%
Portfolio turnover rate	4	%(2)	7%	5%	5%	3	%(2)	8%	15%

Expense and net investment income ratios without the effect of the contractual waiver of management fees were (note 3):

Ratio of expenses to average net assets	1.61	%(3)	1.59%	1.59%	1.59%	1.57	%(3)	1.59%	1.61%
Ratio of net investment income to
average net assets	1.66	%(3)	1.86%	2.10%	2.31%	2.22	%(3)	2.42%	2.70%
__________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)	Amount represents less than $0.01.
†	Effective December 1, 2012, the Trust changed its fiscal year end from September 30 to March 31. The information presented is for the period October 1, 2012 to March 31, 2013.

Note:	On January 1, 2011, Kirkpatrick Pettis Capital Management became the Trust’s Investment Sub-Adviser, replacing FAF Advisors, Inc.

See accompanying notes to financial statements.

31 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class Y
	Six Months							Year Ended
	Ended		Year	Year	Year	Six Months		September 30,
	9/30/16 (unaudited)		Ended 3/31/16	Ended 3/31/15	Ended 3/31/14	Ended 3/31/13†		2012	2011
Net asset value, beginning of period	$11.32		$11.30	$11.00	$11.36	$11.52		$11.11	$11.18
Income (loss) from investment operations:
Net investment income(1)	0.15		0.32	0.35	0.36	0.18		0.39	0.40
Net gain (loss) on securities (both
realized and unrealized)	–		0.02	0.30	(0.36)	(0.11)		0.41	(0.07)
Total from investment operations	0.15		0.34	0.65	–	0.07		0.80	0.33
Less distributions (note 9):
Dividends from net investment income	(0.14)		(0.32)	(0.35)	(0.36)	(0.18)		(0.39)	(0.40)
Distributions from capital gains	–		–	–	– (4)	(0.05)		–	–
Total distributions	(0.14)		(0.32)	(0.35)	(0.36)	(0.23)		(0.39)	(0.40)
Net asset value, end of period	$11.33		$11.32	$11.30	$11.00	$11.36		$11.52	$11.11
Total return	1.36	% (2)	3.08%	5.97%	0.11%	0.61	%(2)	7.30%	3.11%
Ratios/supplemental data
Net assets, end of period (in millions)	$216		$180	$126	$87	$89		$84	$71
Ratio of expenses to average net assets	0.59	%(3)	0.59%	0.58%	0.58%	0.56	%(3)	0.59%	0.61%
Ratio of net investment income to
average net assets	2.66	%(3)	2.86%	3.10%	3.31%	3.23	%(3)	3.44%	3.70%
Portfolio turnover rate	4	%(2)	7%	5%	5%	3	%(2)	8%	15%

Expense and net investment income ratios without the effect of the contractual waiver of management fees were (note 3):

Ratio of expenses to average net assets	0.60	%(2)	0.59%	0.59%	0.59%	0.57	%(3)	0.60%	0.61%
Ratio of net investment income to
average net assets	2.65	%(3)	2.86%	3.10%	3.31%	3.22	%(3)	3.43%	3.70%
__________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)	Amount represents less than $0.01.
†	Effective December 1, 2012, the Trust changed its fiscal year end from September 30 to March 31. The information presented is for the period October 1, 2012 to March 31, 2013.

Note:	On January 1, 2011, Kirkpatrick Pettis Capital Management became the Trust’s Investment Sub-Adviser, replacing FAF Advisors, Inc.

See accompanying notes to financial statements.

32 | Aquila Tax-Free Trust of Oregon

Analysis of Expenses (unaudited)

     As a shareholder of the Trust, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution (“12b-1”) and/or service fees; and other Trust expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

     The table below is based on an investment of $1,000 invested on April 1, 2016 and held for the six months ended September 30, 2016.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Six months ended September 30, 2016

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	1.29%	$1,000.00	$1,012.90	$3.73
Class C	0.86%	$1,000.00	$1,008.60	$8.06
Class Y	1.36%	$1,000.00	$1,013.60	$2.98

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable CDSC with respect to Class C shares. Total return is not annualized; as such, it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 0.74%, 1.60% and 0.59% for the Trust’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

33 | Aquila Tax-Free Trust of Oregon

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Trust with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, with respect to Class A shares. The example does not reflect the deduction of CDSC with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended September 30, 2016

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,021.36	$3.75
Class C	5.00%	$1,000.00	$1,017.05	$8.09
Class Y	5.00%	$1,000.00	$1,022.11	$2.99

(1)
Expenses are equal to the annualized expense ratio of 0.74%, 1.60% and 0.59% for the Trust’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period)

34 | Aquila Tax-Free Trust of Oregon

Shareholder Meeting Results (unaudited)

The Annual Meeting of Shareholders of Aquila Tax-Free Trust of Oregon (the “Trust”) was held on May 5, 2016. The holders of shares representing 89% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes are presented below).

1. To elect Trustees

Dollar Amount of Votes:

Trustee	For	Withheld

Gary C. Cornia	$552,801,945	$ 7,682,792
James A. Gardner	$551,289,267	$ 9,195,470
Diana P. Herrmann	$553,409,819	$ 7,074,918
Henry H. Hewitt	$549,338,301	$11,146,436
Edmund P. Jensen	$553,296,610	$ 7,188,127
John W. Mitchell	$550,991,812	$ 9,492,925
Patricia L. Moss	$550,865,375	$ 9,619,362
Ralph R. Shaw	$552,678,436	$ 7,806,301
Nancy Wilgenbusch	$553,667,189	$ 6,817,548

2. To ratify the selection of Tait, Weller & Baker LLP as the Trust’s independent registered public accounting firm

Dollar Amount of Votes:

For	Against	Abstain

$549,931,760	$1,081,837	$9,471,094

35 | Aquila Tax-Free Trust of Oregon

Shareholder Meeting Results (unaudited)

A Special Meeting of Shareholders of Aquila Tax-Free Trust of Oregon (the “Trust”) was held on May 5, 2016. The holders of shares representing 61% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes are presented below).

Dollar Amount of Votes

1. Approve an Amended and Restated Declaration of Trust regarding:

		For	Against	Abstain
1A.	Future Amendments	$333,857,428	$16,815,316	$34,356,860
1B.	Termination	$315,869,082	$34,791,578	$34,368,932
1C.	Annual Shareholder
	Meetings	$337,121,133	$15,626,556	$32,281,937
1E.	Indemnification/liability
	of Trustees, officers and
	employees	$332,804,183	$17,546,558	$34,678,897
1F.	Shareholder/Derivative
	Actions	$316,384,550	$33,778,919	$34,866,157
1G.	Number of
	Trustees/Vacancies	$334,439,587	$15,876,080	$34,713,949
1H.	Series and classes	$337,704,281	$11,653,128	$35,672,229
1I.	Other changes effected
	by Amended Declaration	$317,129,077	$31,614,272	$36,286,243

36 | Aquila Tax-Free Trust of Oregon

Shareholder Meeting Results (unaudited)

A reconvened Special Meeting of Shareholders of Aquila Tax-Free Trust of Oregon (the “Trust”) was held on June 6, 2016. The holders of shares representing 54% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes are presented below).

Dollar Amount of Votes

1.	Approve changes to the Trust’s fundamental policies relating to:

		For	Against	Abstain
2A.	Permitted Trust investments	$297,107,432	$14,157,392	$25,323,665
2B.	Investments in voting
	securities, other
	investment companies
	and certain other
	instruments	$296,620,447	$14,799,785	$25,168,257
2C.	Concentration of Trust
	investments	$296,934,852	$14,418,080	$25,235,500
2D.	Lending of Trust assets	$286,723,626	$23,666,974	$26,197,854
2E	Borrowing of money	$285,991,122	$23,987,202	$26,610,096
2F.	Issuance of senior securities	$295,626,020	$15,764,044	$25,198,368
2G	Investments in commodities	$288,352,771	$23,215,586	$25,020,086
2H	Certain affiliated transactions	$290,757,743	$18,982,527	$26,848,150
2I.	Investments in real estate	$293,150,281	$19,225,072	$24,213,090
2J.	Restrictions on control
	investments	$293,757,446	$16,124,552	$26,706,434
2K.	Restrictions on short sales
	and use of margin	$293,670,658	$18,801,687	$24,116,063
2L.	Underwriting	$295,203,203	$15,743,692	$25,641,571

37 | Aquila Tax-Free Trust of Oregon

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Trust’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Trust policies, the Manager publicly discloses the complete schedule of the Trust’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Trust’s portfolio holdings schedule for the most recently completed period by visiting the Trust’s website at www.aquilafunds.com. Whenever you wish to see a listing of your Trust’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1020.

     The Trust additionally files a complete list of its portfolio holdings with the SEC for the first and third quarter ends of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     During the 12 month period ended June 30, 2016, the Trust did not vote any proxies. Applicable regulations require us to inform you that the Trust’s proxy voting information is available on the SEC website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code. No action on the part of shareholders is required.

     For the fiscal year ended March 31, 2016, $15,788,885 of dividends paid by Aquila Tax-Free Trust of Oregon, constituting 100% of total dividends paid during the fiscal year ended March 31, 2016, were exempt-interest dividends.

     Prior to February 15, 2017, shareholders will be mailed the appropriate tax form(s) which will contain information on the status of distributions paid for the 2016 calendar year.

38 | Aquila Tax-Free Trust of Oregon

Additional Information (unaudited)

Renewal of the Advisory and Administration Agreement and the Sub-Advisory Agreement

     Aquila Investment Management LLC (the “Manager”) serves as the investment adviser to the Trust pursuant to an Advisory and Administration Agreement (the “Advisory Agreement”). Davidson Fixed Income Management, Inc., doing business as Kirkpatrick Pettis Capital Management (the “Sub-Adviser”), serves as the sub-adviser to the Trust pursuant to a Sub-Advisory Agreement between the Manager and the Sub-Adviser (the “Sub-Advisory Agreement”). In order for the Manager and the Sub-Adviser to continue to serve in their respective roles, the Trustees of the Trust must determine annually whether to renew the Advisory Agreement and the Sub-Advisory Agreement for the Trust.

     In considering whether to approve the renewal of the Advisory Agreement and the Sub-Advisory Agreement, the Trustees requested and obtained such information as they deemed reasonably necessary. Contract review materials were provided to the Trustees in August, 2016. The independent Trustees met telephonically on August 31, 2016 and in person on September 17, 2016 to review and discuss the contract review materials. The Trustees considered, among other things, information presented by the Manager and Sub-Adviser. They also considered information presented in a report prepared by an independent consultant with respect to the Trust’s fees, expenses and investment performance, which included comparisons of the Trust’s investment performance against peers and the Trust’s benchmark and comparisons of the advisory fee payable by the Trust under the Advisory Agreement against the advisory fees paid by the Trust’s peers, as well as information regarding the operating margins of certain investment advisory firms (the “Consultant’s Report”). The Trustees also discussed the memorandum provided by Trust counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the Advisory and Sub-Advisory Agreement. In addition, the Trustees took into account the information related to the Trust provided to the Trustees at each regularly scheduled meeting. The Trustees considered the Advisory Agreement and the Sub-Advisory Agreement separately as well as in conjunction with each other to determine their combined effects on the Trust.

     At the meeting held on September 17, 2016, based on their evaluation of the information provided by the Manager, the Sub-Adviser and the independent consultant, the Trustees of the Trust, including the independent Trustees voting separately, unanimously approved the renewal of each of the Advisory Agreement and the Sub-Advisory Agreement until September 30, 2017. In considering the renewal of the Advisory Agreement and the Sub-Advisory Agreement, the Trustees considered various factors, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the Advisory Agreement or the Sub-Advisory Agreement.

The nature, extent, and quality of the services provided by the Manager and the Sub-Adviser

     The Trustees considered the nature, extent and quality of the services that had been provided by the Manager and the Sub-Adviser to the Trust, taking into account the investment objectives and strategies of the Trust. The Trustees reviewed the terms of the Advisory Agreement and the Sub-Advisory Agreement.

39 | Aquila Tax-Free Trust of Oregon

     The Manager has retained the Sub-Adviser to provide investment management of the Trust’s portfolio. The Trustees reviewed the Sub-Adviser’s investment approach for the Trust. The Trustees considered the personnel of the Sub-Adviser who provide investment management services to the Trust. The Trustees noted the extensive experience of the Sub-Adviser’s portfolio manager, Mr. Christopher Johns, and his comprehensive understanding regarding the economy of the State of Oregon and the securities in which the Trust invests. The Trustees also noted the contributions of Mr. Timothy Iltz, Vice President of the Sub-Adviser and municipal bond credit analyst, to the Sub-Adviser’s investment analysis with respect to the Trust’s portfolio. The Trustees noted that, compared to other Oregon state-specific municipal bond-funds, the portfolio of the Trust generally was of higher quality, and that the Trust did not hold any securities subject to the alternative minimum tax. The Trustees also noted that the Trust did not own any Puerto Rico municipal bonds during the review period, unlike certain of the funds in the Trust’s Peer Group (as defined below).

     The Trustees considered that the Manager and the Sub-Adviser had provided all advisory services to the Trust that the Trustees deemed necessary or appropriate, including the specific services that the Trustees have determined are required for the Trust, given that it seeks to provide shareholders with as high a level of current income exempt from Oregon state and regular Federal income taxes as is consistent with preservation of capital.

     The Trustees also noted that the Manager has additionally provided all administrative services to the Fund and provided the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund’s business management and operations. The Trustees considered the nature and extent of the Manager’s supervision of third-party service providers, including the Fund’s fund accountant, shareholder servicing agent and custodian.

     Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by the Manager and the Sub-Adviser to the Trust were satisfactory and consistent with the terms of the Advisory Agreement and Sub-Advisory Agreement, respectively.

The investment performance of the Trust

     The Trustees reviewed the Trust’s performance (Class A shares) and compared its performance to the performance of:

•
the funds in the Trust’s peer group (the “Peer Group”), as selected by the independent consultant (six Oregon intermediate and long municipal bond funds, as classified by Morningstar, that charge a front-end sales charge);

•
the funds in the Trust’s product category for performance (the “Product Category for Performance”) (all funds in the Peer Group and, withoutduplication, all funds (and all classes) included in the Morningstar Single-State Intermediate Municipal Bond Funds category); and

40 | Aquila Tax-Free Trust of Oregon

•	the Trust’s benchmark index, the Barclays Capital Quality Intermediate Municipal Bond Index.

     The Trustees considered that the materials included in the Consultant’s Report indicated that the Trust’s average annual total return was lower than the average annual total return of the funds in the Peer Group for the one, three, and five-year periods ended June 30, 2016 and higher than the average annual total return of the funds in the Peer Group for the ten-year period ended June 30, 2016. The Trustees considered that the Trust’s average annual total return was lower than the average annual total return of the funds in the Product Category for Performance for the one-year period ended June 30, 2016 but higher than the average annual total return of the funds in the Product Category for Performance for the three, five and ten-year periods ended June 30, 2016. They also considered that the Trust’s average annual return was higher than the average annual return of the benchmark index for the three and five-year periods ended June 30, 2016 but lower than the average annual return of the benchmark index for the one and ten-year periods ended June 30, 2016. The Trustees determined that, as reflected in the Consultant’s Report, the Trust delivered satisfactory results on a risk-adjusted basis for the three and five-year periods ended June 30, 2016 (as evidenced by its Sharpe ratio) when compared to the funds in the Product Category for Performance.

     The Trustees discussed the Trust’s performance record with the Manager and considered the Manager’s view that the Trust’s performance, as compared to its peer group, was explained in part by the Trust’s generally higher-quality portfolio and lower duration. The Trustees noted that, unlike the Fund’s returns, the performance of the benchmark index did not reflect any fees or expenses.

     The Trustees considered the Fund’s investment performance to be consistent with the investment objectives of the Fund. Evaluation of this factor indicated to the Trustees that renewal of the Advisory Agreement and Sub-Advisory Agreement would be appropriate.

Advisory and Sub-Advisory Fees and Trust Expenses

     The Trustees evaluated the fee payable under the Advisory Agreement. They noted that the Manager, and not the Trust, paid the Sub-Adviser under the Sub-Advisory Agreement. The Trustees evaluated both the fee under the Sub-Advisory Agreement and the portion of the advisory fee paid under the Advisory Agreement and retained by the Manager. The Trustees reviewed the Trust’s advisory fees and expenses and compared them to the advisory fee and expense data for:

•	the funds in the Peer Group (as defined above); and

•
the funds in the product category for expenses (the “Product Category for Expenses”) (Morningstar Single-State Intermediate Municipal Bond Funds and Morningstar Single State Long Municipal Bond Funds from states within which 4-7 mutual funds are operating, with similar operating expense structures).

41 | Aquila Tax-Free Trust of Oregon

     The Trustees considered that the Trust’s contractual advisory fee was lower than the average contractual advisory fee of the funds in the Peer Group (at the Trust’s current asset level) and lower than the asset-weighted average contractual advisory fee of the funds in the Product Category for Expenses (at various asset levels). They also noted that the Trust’s management fee and expenses (for Class A shares) were lower than the average actual management fee and expenses, respectively, of the funds in both the Product Category for Expenses and the Peer Group (after giving effect to fee waivers and expense reimbursements in effect for those funds).

     The Trustees reviewed management fees charged by each of the Manager and the Sub-Adviser to its other clients. It was noted that the Manager does not have any other clients except for other funds in the Aquila Group of Funds. The Trustees noted that, in most instances, the fee rates for those clients were comparable to the fees paid to the Manager by the Trust. With respect to the Sub-Adviser, the Trustees noted that the fee rates for its other clients were generally lower than the fees paid to the Sub-Adviser with respect to the Trust. In evaluating the fees associated with the client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Trust and those client accounts.

     The Trustees concluded that the advisory and sub-advisory fees were reasonable in relation to the nature and quality of the services provided to the Trust by the Manager and the Sub-Adviser.

Profitability

     The Trustees received materials from each of the Manager and the Sub-Adviser and from the independent consultant related to profitability. The Manager provided information which showed the profitability to the Manager of its services to the Trust, as well as the profitability of Aquila Distributors LLC of distribution services provided to the Trust. The independent consultant provided publicly available data regarding the profitability of other asset managers in comparison to the overall profitability of the Manager.

     The Trustees considered the information provided by the Manager regarding the profitability of the Manager with respect to the advisory services provided by the Manager to the Trust, including the methodology used by the Manager in allocating certain of its costs to the services provided to the Trust. The Trustees also considered information regarding the profitability of the Manager provided to the Trustees by the independent consultant. The Trustees concluded that profitability to the Manager with respect to advisory services provided to the Trust was at the low end of the profitability data provided to the Trustees with respect to much larger publicly traded asset managers and supported the renewal of the Advisory Agreement.

     The Trustees also considered information provided by the Sub-Adviser regarding the profitability of the Sub-Adviser with respect to the sub-advisory services provided by the Sub-Adviser to the Trust. The Trustees concluded that the profitability of the Sub-Adviser with respect to sub-advisory services provided to the Trust supported the renewal of the Sub-Advisory Agreement.

42 | Aquila Tax-Free Trust of Oregon

The extent to which economies of scale would be realized as the Trust grows

     The Trustees considered the extent to which the Manager and the Sub-Adviser may realize economies of scale or other efficiencies in managing the Trust. They noted that the Trust has in place breakpoints in the sub-advisory fee schedule based on the size of the Trust. In addition, it was noted that the Manager has contractually agreed to waive fees to the extent necessary so that the annual rate payable under the Advisory Agreement shall be equivalent to 0.40% on the Trust’s net assets up to $400 million; 0.38% on assets above that amount to $1 billion in net assets and 0.36% on net assets thereafter. Accordingly, the Trustees concluded that economies of scale were being appropriately shared with the Trust.

Benefits derived or to be derived by the Manager and the Sub-Adviser and their affiliates from their relationships with the Trust

     The Trustees observed that, as is generally true of most fund complexes, the Manager and Sub-Adviser and their affiliates, by providing services to a number of funds or other investment clients including the Trust, were able to spread costs as they would otherwise be unable to do. The Trustees noted that while that could produce efficiencies and increased profitability for the Manager and Sub-Adviser and their affiliates, it also makes their services available to the Trust at favorable levels of quality and cost which are more advantageous to the Trust than would otherwise have been possible.

43 | Aquila Tax-Free Trust of Oregon

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Founders
     Lacy B. Herrmann (1929-2012)
Aquila Management Corporation, Sponsor

Manager
AQUILA INVESTMENT MANAGEMENT LLC
120 West 45th Street, Suite 3600
New York, New York 10036

Investment Sub-Adviser
KIRKPATRICK PETTIS CAPITAL MANAGEMENT
2 Centerpointe Drive, Suite 500
Lake Oswego, Oregon 97035

Board of Trustees
James A. Gardner, Chair
Diana P. Herrmann, Vice Chair
Gary C. Cornia
Henry H. Hewitt
Edmund P. Jensen
John W. Mitchell
Patricia L. Moss
Ralph R. Shaw
Nancy Wilgenbusch

Officers
Diana P. Herrmann, President
Charles E. Childs, III, Executive Vice President and Secretary
 Marie E. Aro, Senior Vice President
Paul G. O’Brien, Senior Vice President
Christine L. Neimeth, Vice President
Randall S. Fillmore, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer and Treasurer

Distributor
AQUILA DISTRIBUTORS LLC
120 West 45th Street, Suite 3600
New York, New York 10036

Transfer and Shareholder Servicing Agent
BNY MELLON INVESTMENT SERVICING (US) INC.
 4400 Computer Drive
Westborough, Massachusetts 01581

Custodian
THE BANK OF NEW YORK MELLON
 225 Liberty Street
New York, New York 10286

Further information is contained in the Prospectus,
which must precede or accompany this report.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled.  The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources.  A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and  procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure  controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required  disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls  subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.	EXHIBITS.

 (a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

THE CASCADES TRUST

By:	/s/ Diana P. Herrmann
Vice Chair, President and Trustee February 2, 2017

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer February 2, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann Vice Chair, President and Trustee February 2, 2017

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio Chief Financial Officer and Treasurer February 2, 2017

THE CASCADES TRUST

EXHIBIT INDEX

 (a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.